Provisions - Narrative (Details) $ in Millions	Dec. 31, 2024 USD ($) case	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2011 case	Dec. 31, 2007 case
Disclosure of other provisions [line items]
Other provisions | $	$ 1,724	$ 1,741	$ 1,958
Brazil PIS And COFINS Tax Matters
Disclosure of other provisions [line items]
Selected cases | case	3			2	1
Cases provided for | case	1
Other provisions | $	$ 400